Loss Per Share (Details) - Schedule of weighted average number of ordinary shares (diluted) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of weighted average number of ordinary shares (diluted) [Abstract]
Weighted average number of Ordinary Shares used to calculate loss per share	247,335,000	42,947,000	3,513,000
Effect of share price protection on issue	702,000
Effect of warrants on issue	95,000
Weighted average number of Ordinary Shares used to calculate diluted loss per share as at December 31	248,132,000	42,947,000	3,513,000